Schedule of balances in foreign currencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CZK (Kč)	Dec. 31, 2024 USD ($)	Aug. 08, 2022 USD ($)	Aug. 08, 2022 CZK (Kč)
IfrsStatementLineItems [Line Items]
Cash	$ 22,521		$ 445
Trade receivables	1,950		3,265
Accounts payable and accrued liabilities	(2,268)		(4,826)
Bank loan		Kč (567)		$ (110)	Kč (2,500,000)
Australian dollar [member]
IfrsStatementLineItems [Line Items]
Cash
Trade receivables	3		4
Accounts payable and accrued liabilities	(2)		(4)
Project financing
Government loans
Bank loan
Balances in foreign currencies	1
Canadian dollar [member]
IfrsStatementLineItems [Line Items]
Cash	20,495		43
Trade receivables	51		23
Accounts payable and accrued liabilities	(398)		(548)
Project financing	(175)		(167)
Government loans			(129)
Bank loan
Balances in foreign currencies	19,973		(778)
Euro [member]
IfrsStatementLineItems [Line Items]
Cash	130		26
Trade receivables	253		86
Accounts payable and accrued liabilities	(35)		(26)
Project financing
Government loans
Bank loan
Balances in foreign currencies	348		86
British pound [member]
IfrsStatementLineItems [Line Items]
Cash
Trade receivables	133		100
Accounts payable and accrued liabilities	(17)		(37)
Project financing
Government loans
Bank loan
Balances in foreign currencies	116		63
Indonesian rupiah [member]
IfrsStatementLineItems [Line Items]
Cash	24		41
Trade receivables	85		2,834
Accounts payable and accrued liabilities	(13)		(200)
Project financing
Government loans
Bank loan
Balances in foreign currencies	96		2,675
Czech republic koruna [member]
IfrsStatementLineItems [Line Items]
Cash	124		20
Trade receivables	547		113
Accounts payable and accrued liabilities	(468)		(332)
Project financing
Government loans
Bank loan			(32)
Balances in foreign currencies	$ 203		$ (231)